Performance Management	Oct. 31, 2025
Brown Advisory Growth Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index. In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark. The Russell 1000® Growth Index is also included for comparison.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/growth-equity-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell 1000® Growth Index is also included for comparison.
Bar Chart [Heading]	Brown Advisory Growth Equity Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 6.48%. During the periods shown in the chart, the highest quarterly return was 26.56% (for the quarter ended June 30, 2020) and the lowest quarterly return was -19.73% (for the quarter ended June 30, 2022).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.48%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.73%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Brown Advisory Growth Equity Fund Average Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Performance Availability Website Address [Text]	www.brownadvisory.com/mf/growth-equity-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Flexible Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/flexible-equity-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Brown Advisory Flexible Equity Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 8.33%. During the periods shown in the chart, the highest quarterly return was 23.97% (for the quarter ended June 30, 2020) and the lowest quarterly return was -21.28% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.33%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	23.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Brown Advisory Flexible Equity Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Performance Availability Website Address [Text]	www.brownadvisory.com/mf/flexible-equity-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Sustainable Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for the 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective. In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark. The Russell 1000® Growth Index is also included for comparison.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/sustainable-growth-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.
Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for the 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective.
Bar Chart [Heading]	Brown Advisory Sustainable Growth Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 6.23%. During the period shown in the chart, the highest quarterly return was 28.71% (for the quarter ended June 30, 2020) and the lowest quarterly return was -18.85% (for the quarter ended June 30, 2022).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.23%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	28.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.85%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Brown Advisory Sustainable Growth Fund Average Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Performance Availability Website Address [Text]	www.brownadvisory.com/mf/sustainable-growth-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Mid-Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares and Institutional Shares for the 1 year, 5 year, and since inception periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective. In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark. The Russell Midcap® Growth Index is also included for comparison.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/mid-cap-growth-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the average annual returns of Investor Shares and Institutional Shares for the 1 year, 5 year, and since inception periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective.
Bar Chart [Heading]	Brown Advisory Mid-Cap Growth Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 9.28%. During the period shown in the chart, the highest quarterly return was 29.58% (for the quarter ended June 30, 2020) and the lowest quarterly return was -22.60% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	9.28%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	29.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Brown Advisory Mid-Cap Growth Fund Average Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
NOTE:  The Mid-Cap Growth Fund offers two classes of shares.  Investor Shares commenced operations on October 2, 2017, and Institutional Shares commenced operations on July 2, 2018.  Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Availability Website Address [Text]	www.brownadvisory.com/mf/mid-cap-growth-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Small-Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares, Advisor Shares and Institutional Shares for 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective. In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark. The Russell 2000® Growth Index is also included for comparison.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/small-cap-growth-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the average annual returns of Investor Shares, Advisor Shares and Institutional Shares for 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective.
Bar Chart [Heading]	Brown Advisory Small-Cap Growth Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 0.45%. During the periods shown in the chart, the highest quarterly return was 30.56% (for the quarter ended June 30, 2020) and the lowest quarterly return was -23.30% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	0.45%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	30.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Brown Advisory Small-Cap Growth Fund Average Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Performance Availability Website Address [Text]	www.brownadvisory.com/mf/small-cap-growth-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Small‑Cap Fundamental Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares, Advisor Shares and Institutional Shares for the 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-
based market index and a secondary index provided to offer additional market perspective. In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark. The Russell 2000® Value Index is also included for comparison.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/small-cap-fundamental-value-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the average annual returns of Investor Shares, Advisor Shares and Institutional Shares for the 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective.
Bar Chart [Heading]	Brown Advisory Small-Cap Fundamental Value Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 5.24%. During the periods shown in the chart, the highest quarterly return was 20.73% (for the quarter ended December 31, 2020) and the lowest quarterly return was -36.84% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.24%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	20.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(36.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Brown Advisory Small-Cap Fundamental Value Fund Average Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Performance Availability Website Address [Text]	www.brownadvisory.com/mf/small-cap-fundamental-value-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Sustainable Small-Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The chart shows the changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares and Institutional Shares for the 1 year and since inception periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective. In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark. The Russell 2000® Index is also included for comparison.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/sustainable-small-cap-core-fund or by calling 800-540-6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the average annual returns of Investor Shares and Institutional Shares for the 1 year and since inception periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective.
Bar Chart [Heading]	Brown Advisory Sustainable Small-Cap Core Fund– Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 7.37%. During the period shown in the chart, the highest quarterly return was 13.91% (for the quarter ended December 31, 2023) and the lowest quarterly return was -15.96% (for the quarter ended June 30, 2022).

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	7.37%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.91%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.96%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Brown Advisory Sustainable Small-Cap Core FundAverage Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Availability Website Address [Text]	ww.brownadvisory.com/mf/sustainable-small-cap-core-fund
Performance Availability Phone [Text]	800-540-6807
Brown Advisory Sustainable Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance of Investor Shares for one year. The table shows how the average annual returns of Investor Shares for the 1 year and since inception periods compare to the Fund's primary broad-based market index. In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark. The Russell 1000® Value Index is also included for comparison.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/sustainable-value-fund or by calling 800-540-6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Brown Advisory Sustainable Value Fund– Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 11.66%. During the period shown in the chart, the highest quarterly return was 12.66% (for the quarter ended March 31, 2024) and the lowest quarterly return was -1.93% (for the quarter ended December 31, 2024).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	11.66%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.66%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(1.93%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Brown Advisory Sustainable Value FundAverage Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Availability Website Address [Text]	www.brownadvisory.com/mf/sustainable-value-fund
Performance Availability Phone [Text]	800-540-6807
Brown Advisory Global Leaders Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares and Institutional Shares for the 1 year, 5 year, and since inception periods compare to the Fund's primary broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/global-leaders-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Brown Advisory Global Leaders Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 12.75%. During the period shown in the chart, the highest quarterly return was 18.98% (for the quarter ended June 30, 2020) and the lowest quarterly return was -18.78% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	12.75%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Brown Advisory Global Leaders Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
NOTE:  The Global Leaders Fund offers two classes of shares.  Investor Shares commenced operations on July 1, 2015, and Institutional Shares commenced operations on October 31, 2018.  Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Availability Website Address [Text]	www.brownadvisory.com/mf/global-leaders-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Sustainable International Leaders Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares for the 1 year and since inception periods compare to the Fund's primary broad-based market index.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/sustainable-international-leaders-fund or by calling 800-540-6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Brown Advisory Sustainable International Leaders Fund– Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 13.63%. During the period shown in the chart, the highest quarterly return was 12.17% (for the quarter ended December 31, 2023) and the lowest quarterly return was -10.87% (for the quarter ended September 30, 2023).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	13.63%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.17%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.87%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Brown Advisory Sustainable International Leaders FundAverage Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Availability Website Address [Text]	www.brownadvisory.com/mf/sustainable-international-leaders-fund
Performance Availability Phone [Text]	800-540-6807
Brown Advisory Intermediate Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares and Advisor Shares for 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective. In accordance with regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index as the Fund’s primary benchmark. The Bloomberg Intermediate U.S. Aggregate Bond Index is also included for comparison.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/intermediate-income-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the average annual returns of Investor Shares and Advisor Shares for 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective.
Bar Chart [Heading]	Brown Advisory Intermediate Income Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 5.70%. During the periods shown in the chart, the highest quarterly return was 5.61% (for the quarter ended June 30, 2020) and the lowest quarterly return was -4.22% (for the quarter ended March 31, 2022).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.70%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	5.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(4.22%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Brown Advisory Intermediate Income Fund Average Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index as the Fund’s primary benchmark. T
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares will vary.
Performance Availability Website Address [Text]	www.brownadvisory.com/mf/intermediate-income-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Sustainable Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares and Institutional Shares for the 1 year, 5 year, and since inception periods compare to the Fund's primary broad-based market index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/sustainable-bond-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Brown Advisory Sustainable Bond Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 5.94%. During the period shown in the chart, the highest quarterly return was 6.54% (for the quarter ended June 30, 2020) and the lowest quarterly return was -5.14% (for the quarter ended March 31, 2022).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.94%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.14%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Brown Advisory Sustainable Bond Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
NOTE:  The Sustainable Bond Fund offers two classes of shares. Investor Shares commenced operations on August 7, 2017, and Institutional Shares commenced operations on July 2, 2018.  Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Availability Website Address [Text]	www.brownadvisory.com/mf/sustainable-bond-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Maryland Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares for 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective. In accordance with regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index as the Fund’s primary benchmark. The Bloomberg Municipal 1-15 Year Index and Bloomberg 1-10 Year Blended Municipal Bond Index are also included for comparison.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/maryland-bond-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the average annual returns of Investor Shares for 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective.
Bar Chart [Heading]	Brown Advisory Maryland Bond Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 2.63%. During the periods shown in the chart, the highest quarterly return was 6.13% (for the quarter ended December 31, 2023) and the lowest quarterly return was -5.51% (for the quarter ended March 31, 2022).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.63%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.13%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.51%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Brown Advisory Maryland Bond Fund Average Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index as the Fund’s primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.brownadvisory.com/mf/maryland-bond-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Tax-Exempt Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares and Institutional Shares for the 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective. In accordance with regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index as the Fund’s primary benchmark. The Bloomberg Municipal 1-15 Year Index and Bloomberg 1-10 Year Blended Municipal Bond Index are also included for comparison.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/tax-exempt-bond-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.
Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the average annual returns of the Investor Shares and Institutional Shares for the 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective.
Bar Chart [Heading]	Brown Advisory Tax-Exempt Bond Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 3.60%. During the period shown in the chart, the highest quarterly return was 5.98% (for the quarter ended December 31, 2023) and the lowest quarterly return was -6.27% (for the quarter ended March 31, 2022).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	3.60%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	5.98%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.27%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Brown Advisory Tax-Exempt Bond Fund Average Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index as the Fund’s primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
NOTE:  The Tax-Exempt Bond Fund offers two classes of shares.  Investor Shares commenced operations on June 29, 2012, and Institutional Shares commenced operations on July 2, 2018.  Performance shown prior to inception of the Institutional Shares is based on the performance of Investor Shares, adjusted for the lower expenses applicable to Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Performance Availability Website Address [Text]	www.brownadvisory.com/mf/tax-exempt-bond-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Tax-Exempt Sustainable Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares for the 1 year, 5 year, and since inception periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective. In accordance with regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index as the Fund’s primary benchmark. The Bloomberg Municipal 1-15 Year Index and Bloomberg 1-10 Year Blended Municipal Bond Index are also included for comparison.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/tax-exempt-sustainable-bond-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the average annual returns of Investor Shares for the 1 year, 5 year, and since inception periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective.
Bar Chart [Heading]	Brown Advisory Tax-Exempt Sustainable Bond Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 2.83%. During the period shown in the chart, the highest quarterly return was 5.79% (for the quarter ended December 31, 2023) and the lowest quarterly return was -6.42% (for the quarter ended March 31, 2022).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.83%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	5.79%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.42%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Brown Advisory Tax-Exempt Sustainable Bond Fund Average Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index as the Fund’s primary benchmark. The Bloomberg Municipal 1-15 Year Index and Bloomberg 1-10 Year Blended Municipal Bond Index are also included for comparison.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.brownadvisory.com/mf/tax-exempt-sustainable-bond-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Mortgage Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares and Institutional Shares for the 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective. In accordance with regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index as the Fund’s primary benchmark. The Bloomberg Mortgage Backed Securities Index is also included for comparison.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/mortgage-securities-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the average annual returns of the Investor Shares and Institutional Shares for the 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective.
Bar Chart [Heading]	Brown Advisory Mortgage Securities Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 6.37%. During the period shown in the chart, the highest quarterly return was 6.62% (for the quarter ended December 31, 2023) and the lowest quarterly return was -4.91% (for the quarter ended September 30, 2022).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.37%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.62%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(4.91%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Brown Advisory Mortgage Securities Fund Average Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index as the Fund’s primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Availability Website Address [Text]	www.brownadvisory.com/mf/mortgage-securities-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory WMC Strategic European Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns for Investor Shares, Advisor Shares and Institutional Shares for the 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index.
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/wmc-strategic-european-equity-fund or by calling 800-540-6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Brown Advisory – WMC Strategic European Equity Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 42.11%. During the period shown in the chart, the highest quarterly return was 21.67% (for the quarter ended December 31, 2022) and the lowest quarterly return was -22.13% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	42.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.67%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Brown Advisory – WMC Strategic European Equity Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Performance Availability Website Address [Text]	www.brownadvisory.com/mf/wmc-strategic-european-equity-fund
Performance Availability Phone [Text]	800-540-6807
Brown Advisory Emerging Markets Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for the 1 year, 5 year, and 10 year periods compare to the Fund's primary broad-based market index. Prior to February 23, 2019, the Fund engaged a different, sole investment sub-adviser and operated subject to different principal investment strategies. As a result, the performance prior to February 23, 2019 is attributable to the former investment sub-adviser and different principal investment strategies.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/emerging-markets-select-fund or by calling 800‑540‑6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Brown Advisory Emerging Markets Select Fund – Investor Shares Annual Total Returns
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 23.60%. During the period shown in the chart, the highest quarterly return was 21.39% (for the quarter ended December 31, 2020) and the lowest quarterly return was -24.85% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	23.60%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.39%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(24.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Brown Advisory Emerging Markets Select Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.

Performance Availability Website Address [Text]	www.brownadvisory.com/mf/emerging-markets-select-fund
Performance Availability Phone [Text]	800‑540‑6807
Brown Advisory Beutel Goodman Large-Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares and Investor Shares for the 1 year, 5 year, and since inception periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective. In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark. The Russell 1000® Value Index is also included for comparison.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisory.com/mf/beutel-goodman-large-cap-value-fund or by calling 800-540-6807 (toll free) or call 414-203-9064.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the average annual returns of Institutional Shares and Investor Shares for the 1 year, 5 year, and since inception periods compare to the Fund's primary broad-based market index and a secondary index provided to offer additional market perspective.
Bar Chart [Heading]	Brown Advisory - Beutel Goodman Large-Cap Value Fund – Institutional Shares Annual Total Return
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date total return as of September 30, 2025 was 2.73%. During the period shown in the chart, the highest quarterly return was 16.91% (for the quarter ended December 31, 2022) and the lowest quarterly return was -20.42% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.73%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	16.91%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Brown Advisory - Beutel Goodman Large-Cap Value Fund Average Annual Total Returns
Performance Table Market Index Changed	In accordance with regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund’s primary benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	Performance shown prior to inception of the Investor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Investor Shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]
NOTE:  The Fund offers two classes of shares.  Institutional Shares commenced operations on February 13, 2018, and Investor Shares commenced operations on June 30, 2021. Performance shown prior to inception of the Investor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Investor Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

Performance Availability Website Address [Text]	www.brownadvisory.com/mf/beutel-goodman-large-cap-value-fund
Performance Availability Phone [Text]	800-540-6807
Brown Advisory WMC Japan Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available online at www.brownadvisory.com/mf/wmc-japan-equity-fund or by calling 800-540-6807 (toll free) or call 414-203-9064.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.brownadvisory.com/mf/wmc-japan-equity-fund
Performance Availability Phone [Text]	800-540-6807